Net Investment in Direct Financing Leases (Details) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended
	Mar. 31, 2010	Dec. 31, 2010 Property	Dec. 31, 2009	Dec. 31, 2011 Property	Apr. 30, 2010 lease	Dec. 31, 2011 HCR ManorCare, Inc. pool	Apr. 07, 2011 HCR ManorCare, Inc. Property	Dec. 31, 2011 HCR ManorCare, Inc. Maximum Y	Dec. 31, 2011 HCR ManorCare, Inc. Minimum Y
Net Investment in Direct Financing Leases
Minimum lease payments receivable		$ 1,266,129,000		$ 25,744,161,000		$ 24,500,000,000
Estimated residual values		409,270,000		4,010,514,000
Less unearned income		(1,065,738,000)		(23,026,898,000)
Net investment in direct financing leases		609,661,000		6,727,777,000
Number of properties subject to direct financing leases		27		361
Number of DFLs used as collateral for debt					3
Deposit to be retained, due to settlement agreement and plan of reorganization					5,000,000
Additional amount to be received, due to settlement agreement and plan of reorganization					9,600,000
Impairment recoveries	11,900,000	11,900,000
Impairment charges related to investments in DFLs			63,100,000
Acquisition
Minimum lease payments receivable		1,266,129,000		25,744,161,000		24,500,000,000
Rent receivable from triple-net lease with HCR ManorCare						472,500,000
Rate of increase in rent receivable per year after each of the first five years of initial lease term (as a percent)						3.50%
Rate of increase in rent receivable per year for remaining years of lease term (as a percent)						3.00%
Number of asset pools						4
Rate of increase in rent receivable for first year of extension option (as a percent)						3.00%
Total available term of asset pools (in years)								23	35
Number of post-acute, skilled nursing and assisted living facilities acquired							334
Capital leases future minimum payments receivable
2012				532,561,000
2013				545,219,000
2014				563,994,000
2015				583,418,000
2016				603,513,000
Thereafter				22,915,456,000
Total				$ 25,744,161,000